Additional Information to the Items of Profit or Loss (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income:
Interest income on bank deposits	$ (1)	$ (1)
Exchange rate differences			(5)
Finance income	(1)	(1)	(5)
Finance expenses:
Finance expenses from interest and commissions	5	1
Finance expenses from liability to the INATI			9
Exchange rate differences	486	7
Finance expenses	$ 491	$ 8	$ 9